Note 29 - Pensions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans	$ 900	$ 800	$ 790
Superannuation in Australia [member]
Statement Line Items [Line Items]
Pension Plan, Employer Contribution Rate	10.50%	10.00%
Pension for UK employees [member]
Statement Line Items [Line Items]
Pension Plan, Employer Contribution Rate	7.00%	7.00%	4.00%
Pension for Netherlands employees [member]
Statement Line Items [Line Items]
Pension Plan, Employer Contribution Rate	10.30%